Segment Reporting - (Income) Loss from Equity Method Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(Income) Loss from Equity Method Investments:
(Income) loss from equity method investments	$ 9.5	$ 12.7	$ 4.1
Tim Hortons [Member]
(Income) Loss from Equity Method Investments:
(Income) loss from equity method investments	(0.3)
Burger King [Member]
(Income) Loss from Equity Method Investments:
(Income) loss from equity method investments	$ 9.8	$ 12.7	$ 4.1